FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value Inputs (Details) - Recurring fair value measurement - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 1,269	$ 1,085
Financial liabilities (current and non-current)	$ 641	$ 931